Related Parties Balances and Transactions (Details) - Schedule of due from related parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Short-Term Debt [Line Items]
Due from related parties	¥ 584	¥ 1,422
Philectronics [Member]
Short-Term Debt [Line Items]
Due from related parties	536	486
Mr. Bao [Member]
Short-Term Debt [Line Items]
Due from related parties		47
Grandsky Phoenix Limited [Member]
Short-Term Debt [Line Items]
Due from related parties		889
Mr. He [Member]
Short-Term Debt [Line Items]
Due from related parties	¥ 48